Note Payable	9 Months Ended
Sep. 30, 2023
Debt Disclosure [Abstract]
Note Payable

Note 6 – Note Payable

On March 1, 2021, an individual loaned Prime Time Live, Inc. $35,000 in exchange for an unsecured promissory note, with interest at a rate of 10% per annum, and a maturity date of March 1, 2022, which was then extended to May 31, 2023. Interest is due and payable on the first day of each month. As of September 30, 2023 and December 31, 2022, the balance was $35,000 and $35,000, respectively.